INCOME TAX EXPENSE	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

9 INCOME TAX EXPENSE

During the six months ended September 30, 2025, income tax expense of the Group represented withholding tax paid following a sale of a software license to a client based in India. There was no other current tax expense or deferred tax expense for the period.

There was no current or deferred tax expense for the six months ended September 30, 2024.

9.1 Current income taxes

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof.

The income tax expense for the period can be reconciled to the loss for the period per the unaudited interim condensed consolidated statement of profit or loss and other comprehensive loss as follows:

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Loss before taxation	(5,795,016)	(1,161,471)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(405,900)	(576,164)
Tax effect of expenses that are not deductible	81,644	131,484
Tax effect of tax losses not recognized	324,256	444,680
Withholding tax paid during the period	(10,750)	-
Income tax expense	(10,750)	-

9.2 Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset tax recoverable against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The Group has accumulated tax losses of $24,651,515 at September 30, 2025 (March 31, 2025: $22,775,852) that are available indefinitely for offsetting against future taxable profits of the respective group companies in which the losses arose. No deferred tax asset has been recognized in respect of the tax losses.

The ultimate realization of unused tax losses is dependent upon the generation of sufficient future taxable profits during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to make profits in the future, utilization is still not considered probable and as such, no deferred tax asset has been recognized.